Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from financing activities
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ 69,508	$ (13,362)	$ (31,988)
Cash and cash equivalents at beginning of the year	123,358	137,248	162,465
Effect of exchange rates on cash and cash equivalents	(12,136)	2,009	5,329
Cash and cash equivalents at end of the year	177,154	123,358	137,248
Xunlei Limited
Cash flows from operating activities
Other operating activities with external parties	(948)	(5,732)	649
Net cash generated from/(used in) operating activities	(948)	(5,732)	649
Cash flows from investing activities
Loans to group companies	(3,450)	(26,391)	(1,802)
Repayment of loans from group companies			500
Other investing activities with external parties	11,134	6,553	55,030
Net cash generated from/(used in) investing activities	7,684	(19,838)	53,728
Cash flows from financing activities
Other financing activities with external parties	(6,747)		(4,475)
Net cash used in financing activities	(6,747)		(4,475)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(11)	(25,570)	49,902
Cash and cash equivalents at beginning of the year	32,015	57,585	7,683
Effect of exchange rates on cash and cash equivalents	0	0	0
Cash and cash equivalents at end of the year	$ 32,004	$ 32,015	$ 57,585